Subsequent Events (Details) $ / shares in Units, oz in Thousands											12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 27, 2020 USD ($) oz	Mar. 18, 2020 USD ($)	Feb. 21, 2020 $ / shares	Feb. 19, 2019 $ / shares	Feb. 19, 2019 R / shares	Feb. 20, 2018 $ / shares	Feb. 20, 2018 R / shares	Feb. 21, 2017 $ / shares	Feb. 21, 2017 R / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 21, 2020 R / shares	Oct. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share) | (per share)					$ 0.07	R 0.95	$ 0.06	R 0.70	$ 0.1	R 1.30
Proceeds from borrowings											$ 168,000,000	$ 753,000,000	$ 815,000,000
Cash on hand											417,000,000	$ 312,000,000	$ 170,000,000
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share) | $ / shares				$ 1.65
Foreign exchange rate				0.11										15
Global pandemic
Disclosure of non-adjusting events after reporting period [line items]
Suspended production, percentage of annual production volume (less than)		2.00%
Borrowings transactions
Disclosure of non-adjusting events after reporting period [line items]
Cash on hand		$ 1,800,000,000
Forecast | South African Assets | Discontinued operations | Agreement to sell assets and related liabilities
Disclosure of non-adjusting events after reporting period [line items]
Expected proceeds from sale	$ 300,000,000
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of non-adjusting events after reporting period [line items]
Face amount of facility											1,400,000,000.0				$ 1,400,000,000.0
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Borrowings transactions
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings		$ 450,000,000	$ 900,000,000
$700m Rated bonds- issued April 2010
Disclosure of non-adjusting events after reporting period [line items]
Face amount of facility											$ 700,000,000
Interest rate											5.375%
Bottom of range | Global pandemic
Disclosure of non-adjusting events after reporting period [line items]
Suspended operations, production volume | oz		30
Top of range | Global pandemic
Disclosure of non-adjusting events after reporting period [line items]
Suspended operations, production volume | oz		40
Kibali and Sadiola
Disclosure of non-adjusting events after reporting period [line items]
Cash on hand		$ 300,000,000